Schedule of investments
Delaware Equity Income Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.28%
Communication Services — 8.17%
AT&T	259,746	$ 4,781,924
Comcast Class A	182,634	6,386,711
Meta Platforms Class A †	32,528	3,914,419
Verizon Communications	185,887	7,323,948
		22,407,002
Consumer Discretionary — 8.56%
Chipotle Mexican Grill †	834	1,157,167
Ford Motor	72,740	845,966
H&R Block	75,189	2,745,150
Lowe's	14,806	2,949,947
Macy's	203,755	4,207,541
Tapestry	44,401	1,690,790
TJX	124,461	9,907,096
		23,503,657
Consumer Staples — 5.96%
Altria Group	93,807	4,287,918
Archer-Daniels-Midland	15,149	1,406,585
Mondelez International Class A	23,367	1,557,410
Philip Morris International	89,891	9,097,868
		16,349,781
Energy — 14.16%
APA	116,860	5,455,025
ConocoPhillips	78,773	9,295,214
Exxon Mobil	153,184	16,896,195
Ovintiv	83,742	4,246,557
PDC Energy	46,867	2,975,117
		38,868,108
Financials — 19.31%
Allstate	6,213	842,483
American Financial Group	17,947	2,463,764
American International Group	90,153	5,701,276
Blackstone	58,431	4,334,996
Discover Financial Services	9,254	905,319
Evercore Class A	17,773	1,938,679
F&G Annuities & Life †	6,852	137,108
Fidelity National Financial	100,775	3,791,155
First American Financial	56,024	2,932,296
MetLife	119,353	8,637,577
Old Republic International	184,643	4,459,128
OneMain Holdings	75,183	2,504,346
Synchrony Financial	157,684	5,181,496
Truist Financial	138,323	5,952,039
Unum Group	77,851	3,194,227
		52,975,889
Healthcare — 24.38%
AmerisourceBergen	10,337	1,712,944
Bristol-Myers Squibb	150,704	10,843,153
Cardinal Health	10,276	789,916
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Cigna	29,593	$ 9,805,344
CVS Health	63,921	5,956,798
Gilead Sciences	122,387	10,506,924
Johnson & Johnson	53,681	9,482,749
McKesson	2,881	1,080,721
Merck & Co.	110,072	12,212,488
Pfizer	32,329	1,656,538
Viatris	255,160	2,839,931
		66,887,506
Industrials — 6.06%
Emerson Electric	33,954	3,261,621
Honeywell International	25,685	5,504,296
Northrop Grumman	2,515	1,372,209
Raytheon Technologies	64,242	6,483,303
		16,621,429
Information Technology — 12.68%
Broadcom	14,741	8,242,135
Cisco Systems	207,565	9,888,397
Cognizant Technology Solutions Class A	68,730	3,930,669
HP	124,401	3,342,655
KLA	1,877	707,685
Mastercard Class A	2,720	945,826
Microchip Technology	18,282	1,284,310
Motorola Solutions	22,524	5,804,660
Western Union	46,563	641,173
		34,787,510
Total Common Stocks (cost $235,378,059)		272,400,882

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	495,794	495,794
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	495,795	495,795
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	495,795	495,795
NQ-Q6V [12/22] 2/23 (2740521)    1

Schedule of investments
Delaware Equity Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	495,795	$ 495,795
Total Short-Term Investments (cost $1,983,179)		1,983,179

Total Value of Securities—100.00% (cost $237,361,238)		274,384,061
Liabilities Net of Receivables and Other Assets—(0.00%)		(7,526)
Net Assets Applicable to 40,678,136 Shares Outstanding—100.00%		$274,376,535

†	Non-income producing security.

2    NQ-Q6V [12/22] 2/23 (2740521)